Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-38328
Entity Registrant Name	LexinFintech Holdings Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F CES Tower
Entity Address, Address Line Two	No. 3099 Keyuan South Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001708259
Amendment Flag	false
Business Contact
Entity Address, Address Line One	27/F CES Tower
Entity Address, Address Line Two	No. 3099 Keyuan South Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518057
Contact Personnel Name	Craig Yan Zeng
City Area Code	86
Local Phone Number	755 3637 8888
Entity Address, Country	CN
Contact Personnel Email Address	IR@lexin.com
ADS
Title of 12(b) Security	American depositary shares (one American depositary share representing two Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	LX
Security Exchange Name	NASDAQ
Ordinary shares
Entity Common Stock, Shares Outstanding	364,083,985
Class A Ordinary Shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Trading Symbol	LX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	267,356,928
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	96,727,057